Pay vs Performance Disclosure	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 15, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

			Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	for Non- PEO Named Executive Officers ($) (2)	to Non-PEO Named Executive Officers ($) (2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income ($M)	Return on Equity (4)

2025	$10,969,236	$11,033,937	$3,890,362	$3,864,791	$155	$153	$991	12.9%

2024	$10,275,160	$15,081,111	$3,639,459	$5,020,910	$151	$143	$788	12.2%

2023	$8,752,029	$3,865,078	$2,631,565	$1,430,971	$117	$127	$722	12.6%

2022	$8,195,178	$2,246,805	$2,463,991	$909,058	$102	$127	$1,057	20.7%

2021	$7,323,619	$21,611,192	$2,906,340	$7,042,849	$182	$137	$899	22.3%

(1)
Reflects compensation for our CEO, Kenneth Vecchione, who served as our Principal Executive Officer (PEO) in 2021, 2022, 2023, 2024 and 2025. Mr. Vecchione was on a medical leave of absence for the final 20 days of 2024 through April 2025 and Mr. Gibbons was appointed interim Chief Executive Officer on December 16, 2024, until Mr. Vecchione returned and assumed his duties as CEO. Mr. Gibbons received no additional compensation for this interim role and, therefore, the information in this table reflects only the compensation of Mr. Vecchione as our PEO. Mr. Gibbons’ compensation is reported as average non-PEO NEO compensation, as further noted in footnote 2 to this table
(2)
Reflects compensation for Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2021; and Dale Gibbons, Timothy Boothe, Tim Bruckner, and Steve Curley in 2022, 2023, 2024 and 2025, as shown in the Summary Compensation Table for each respective year.
(3)
Peer Group used for TSR comparisons reflects the KBW Regional Banking Index.
(4)
Reflects the Company's comparative return on equity with CET1 ratio governor.

To calculate “compensation actually paid” to our PEO and non-PEO NEOs the following adjustments were made to Summary Compensation Table total pay:

	2025
Adjustments	PEO	Avg. Non-PEO NEOs

Total Compensation as reported in Summary Compensation Table	$10,969,236	$3,890,362

Pension values reported in Summary Compensation Table for covered fiscal year	$—	$(122,515)

Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	$—	$68,010

Fair value of equity awards granted during covered fiscal year as reported in the Summary Compensation Table	$(5,326,094)	$(1,624,183)

Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	$6,130,582	$1,862,673

Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	$344,679	$103,522

Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(817,129)	$(206,896)

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(267,337)	$(106,182)

Compensation Actually Paid	$11,033,937	$3,864,791

The equity awards included above comprise PSUs, RSAs, CSRUs and DSUs from 2022 through 2025.

The amounts reflect the fair value of equity awards as of the applicable year-end or vesting date, as required under SEC rules. Measurement-date fair values are determined using assumptions consistent with those used in calculating grant-date fair value. PSU values are adjusted to reflect an accrued payout factor based on assumptions consistent with those used for ASC 718 purposes, as well as the closing stock price on the applicable measurement date.

Company Selected Measure Name				Return onEquity
Named Executive Officers, Footnote
(2)
Reflects compensation for Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2021; and Dale Gibbons, Timothy Boothe, Tim Bruckner, and Steve Curley in 2022, 2023, 2024 and 2025, as shown in the Summary Compensation Table for each respective year.

Peer Group Issuers, Footnote				(3) Peer Group used for TSR comparisons reflects the KBW Regional Banking Index.
PEO Total Compensation Amount				$ 10,969,236	$ 10,275,160	$ 8,752,029	$ 8,195,178	$ 7,323,619
PEO Actually Paid Compensation Amount				$ 11,033,937	15,081,111	3,865,078	2,246,805	21,611,192
Adjustment To PEO Compensation, Footnote

To calculate “compensation actually paid” to our PEO and non-PEO NEOs the following adjustments were made to Summary Compensation Table total pay:

	2025
Adjustments	PEO	Avg. Non-PEO NEOs

Total Compensation as reported in Summary Compensation Table	$10,969,236	$3,890,362

Pension values reported in Summary Compensation Table for covered fiscal year	$—	$(122,515)

Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	$—	$68,010

Fair value of equity awards granted during covered fiscal year as reported in the Summary Compensation Table	$(5,326,094)	$(1,624,183)

Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	$6,130,582	$1,862,673

Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	$344,679	$103,522

Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(817,129)	$(206,896)

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(267,337)	$(106,182)

Compensation Actually Paid	$11,033,937	$3,864,791

Non-PEO NEO Average Total Compensation Amount				$ 3,890,362	3,639,459	2,631,565	2,463,991	2,906,340
Non-PEO NEO Average Compensation Actually Paid Amount				$ 3,864,791	5,020,910	1,430,971	909,058	7,042,849
Adjustment to Non-PEO NEO Compensation Footnote

To calculate “compensation actually paid” to our PEO and non-PEO NEOs the following adjustments were made to Summary Compensation Table total pay:

	2025
Adjustments	PEO	Avg. Non-PEO NEOs

Total Compensation as reported in Summary Compensation Table	$10,969,236	$3,890,362

Pension values reported in Summary Compensation Table for covered fiscal year	$—	$(122,515)

Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	$—	$68,010

Fair value of equity awards granted during covered fiscal year as reported in the Summary Compensation Table	$(5,326,094)	$(1,624,183)

Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	$6,130,582	$1,862,673

Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	$344,679	$103,522

Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(817,129)	$(206,896)

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(267,337)	$(106,182)

Compensation Actually Paid	$11,033,937	$3,864,791

The equity awards included above comprise PSUs, RSAs, CSRUs and DSUs from 2022 through 2025.

The amounts reflect the fair value of equity awards as of the applicable year-end or vesting date, as required under SEC rules. Measurement-date fair values are determined using assumptions consistent with those used in calculating grant-date fair value. PSU values are adjusted to reflect an accrued payout factor based on assumptions consistent with those used for ASC 718 purposes, as well as the closing stock price on the applicable measurement date.

Compensation Actually Paid vs. Total Shareholder Return				PEO and average non-PEO NEO CAP vs Company TSR and KBW Index
Compensation Actually Paid vs. Net Income				PEO and average non-PEO NEO CAP vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure				PEO and average non-PEO NEO CAP vs Return on Equity
Tabular List, Table

Tabular List of Company Performance Measures

The following table alphabetically lists the measures we believe are most important in linking compensation actually paid to company performance during 2025.

(1) Adjusted EPS

(2) Comparative ROE

(3) Net Charge-Off Ratio

(4) Non-Credit Enhanced Deposit Growth

(5) Organic Loan Growth

(6) Operating Noninterest Income

(7) Relative TSR

Total Shareholder Return Amount				$ 155	151	117	102	182
Peer Group Total Shareholder Return Amount				$ 153	143	127	127	137
Net Income (Loss)					$ 788,000,000	$ 722,000,000	$ 1,057,000,000	$ 899,000,000
Company Selected Measure Amount				12.9	12.2	12.6	20.7	22.3
PEO Name	Mr. Gibbons	Kenneth Vecchione	Kenneth Vecchione			Kenneth Vecchione	Kenneth Vecchione	Kenneth Vecchione
Net Income (Loss)				$ 991,000,000
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name				Comparative ROE
Measure:: 3
Pay vs Performance Disclosure
Name				Net Charge-Off Ratio
Measure:: 4
Pay vs Performance Disclosure
Name				Non-Credit Enhanced Deposit Growth
Measure:: 5
Pay vs Performance Disclosure
Name				Organic Loan Growth
Measure:: 6
Pay vs Performance Disclosure
Name				Operating Noninterest Income
Measure:: 7
Pay vs Performance Disclosure
Name				Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,326,094)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,130,582
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				344,679
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(267,337)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(817,129)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(122,515)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				68,010
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,624,183)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,862,673
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				103,522
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(106,182)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (206,896)